Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	Oct. 19, 2015
Diversified Alternatives Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Alternatives Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This Fund is new and does not yet have a turnover rate.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund's annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursements (expense limitations), which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This Fund is a "fund of funds" that seeks to achieve its investment goal by investing in other funds of the Trust (the "Underlying Funds") to gain exposure to a number of different alternative investment strategies or non-traditional asset classes. The Fund seeks to maintain a low to moderate correlation of its returns with the returns of traditional equity and fixed income asset classes over long-term periods, meaning its returns are intended not to have a strong direct relationship (up or down) to movements in those asset classes, although there is expected to be some related movements. Thus, the Fund may complement and/or serve to further diversify an investor's portfolio of traditional debt and equity investments. Although the performance of the Fund is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income asset classes over long-term periods, Pacific Life Fund Advisors LLC ("PLFA"), the investment adviser to the Fund, may make investment decisions that result in the Fund having a higher correlation with the performance of traditional asset classes over short- or long-term periods.

Through its investments in the Underlying Funds, the Fund seeks exposure to:
  Non-Traditional Asset Classes Providing Diversified Returns - investments in a diverse mix of asset classes that tend to have returns that have low to moderate correlation with the broad U.S. equity and fixed income markets. These investments include real estate, emerging markets debt and equity, bank loans and inflation-indexed debt investments.
  Alpha-Seeking Strategies - strategies that seek to outperform the broad equity and/or fixed income markets on a risk-adjusted basis over a complete market cycle. These include currency and long/short equity strategies.
  Downside Protection Strategies - strategies or investments that seek to reduce Fund losses during adverse and volatile market conditions. These include absolute return strategies, which seek to achieve positive returns over a complete market cycle.
Asset Allocation. PLFA uses a risk-focused investment process to allocate the Fund's investments to Underlying Funds which provide a diverse range of alternative strategies and non-traditional asset classes. PLFA's investment process takes into consideration the risk of each Underlying Fund and its impact on the Fund's risk/return objectives, the correlation among the Underlying Funds and their correlation to traditional broad equity and fixed income asset classes, the potential to gain long-term returns for the Fund, and the management of overall volatility of the Fund. While PLFA will use these main factors when making investment decisions for the Fund, it may give greater weight to one factor over another, at its discretion, depending upon market conditions and the particular investment.

To implement their investment strategies, the Underlying Funds may invest in derivative instruments, including forward foreign currency contracts, foreign currency options, swaps (including interest rate, cross-currency, total return and credit default swaps) and futures on securities, indices, currencies and other investments and they may use derivatives in a way that has a leveraging effect on an Underlying Fund's exposure to specific investment opportunities.

The Fund may invest a significant portion of its assets in any single Underlying Fund. The Fund expects to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Risks section in this prospectus.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, which assumes that asset classes may not move in tandem and that positive returns in an asset class will help offset negative returns in other investments, you still may lose money and/or experience price volatility risk, particularly during periods of broad market declines. Because an Underlying Fund's investments can change due to market movements, the Underlying Fund Manager's investment decisions or other factors, PLFA estimates each Underlying Fund's investment exposures to determine the Fund's allocations to the Underlying Fund. As a result, the Fund's actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund's risk/return target not being met. Performance of asset classes in general may also diverge from historical performance and assumptions used to develop the allocations. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in the Fund.
  Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA's management of the Fund and the Fund's risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. For instance, PLFA's management of the Fund may be influenced by the insurance companies' financial interest in reducing the volatility of the overall value of variable life and annuity contracts in light of the insurance companies' obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund by limiting the Fund's returns. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Underlying Funds
  Active Management Risk: The Manager's judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund's performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Correlation Risk: An Underlying Fund that represents an alternative or non-traditional investment strategy may have low to moderate correlation with the performance of traditional equity and debt investments over long-term periods; however, its actual performance may be correlated with traditional equity and debt investments over short- or long-term periods. Should there be periods when performance is correlated, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, which may result in increased volatility in the asset allocation strategy.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due ("default"). Defaults may potentially reduce an Underlying Fund's income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund's investments in that foreign currency and investments denominated in that foreign currency.
  Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund's volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty's financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Underlying Fund. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company's historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to the risk of default by, or bankruptcy of, a counterparty, which could present the risk of possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the securities or currencies. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, an Underlying Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Forwards and Futures Contracts Risk: Forwards and futures contracts are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because forward contracts are privately negotiated, unlike exchange-traded futures contracts, they are subject to greater risk of default or bankruptcy by a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. An Underlying Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, an Underlying Fund's ability to close out of a forward or futures contract position is dependent on the liquidity of the secondary forward or futures market. There is also a risk of imperfect correlation between the change in market value of the instruments held by an Underlying Fund and the price of the forward or futures contract, as well as losses caused by unanticipated market movements, which are potentially unlimited. Because these contracts allow an Underlying Fund to establish a fixed price (for an asset) or a fixed rate of exchange (for a currency) at a future point in time, they do not eliminate fluctuations in the value of the asset or currency and can have the effect of minimizing opportunities for gain or incurring a loss for the Fund.
  Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund's performance. As a result, the Underlying Fund's performance may be more volatile than the performance of more geographically-diversified funds.
  High Yield/High Risk or "Junk" Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Investment in Money Market Funds Risk: An Underlying Fund may invest in money market mutual funds. Shareholders of an Underlying Fund would then bear their proportionate share of that Underlying Fund's expenses and, indirectly, the expenses of the investment companies. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of an Underlying Fund's investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage, changes in markets in which the issuer offers good or services, and reduced demand for the issuer's goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund's principal amount invested. Leverage can magnify an Underlying Fund's gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which an Underlying Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and an Underlying Fund may lose value, regardless of the individual results of the securities and other instruments in which an Underlying Fund invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact an Underlying Fund in unforeseen ways, such as causing an Underlying Fund to alter its existing strategies or potentially, to liquidate and close.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.
  Model and Data Risk: Given the complexity of the investments and strategies of an Underlying Fund, the sub-adviser relies heavily on quantitative models and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging an Underlying Fund's investments.

  When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose an Underlying Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used are predictive in nature. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for an Underlying Fund. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. Quantitative models used by the sub-adviser also may not be successful in forecasting movements in industries, sectors or companies or in determining the weighting of investment positions that will enable an Underlying Fund to achieve its investment goal.

  All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. Model prices can differ from market prices as model prices are typically based on assumptions and estimates derived from recent market data that may not remain realistic or relevant in the future. To address these issues, the sub-adviser evaluates model prices and outputs versus recent transactions or similar securities, and as a result, such models may be modified from time to time.
  Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be subject to greater price volatility risk than a broad cross-section of securities. In addition, there may be periods during which the investment performance of a Fund using a momentum strategy may suffer.
  Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases an Underlying Fund's price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on an Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Underlying Fund from being managed as though it were a diversified fund.
  Options Risk: An option is a derivative contract where, for a premium payment or fee, the purchaser of the option is given the right but not the obligation to buy (a "call option") or sell (a "put option") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the "exercise price") during a period of time or on a specified date. Investments in options are considered speculative. In addition to derivatives risk, an Underlying Fund is subject to the risk of losing the premium it paid to purchase the option if the price of the underlying security or other asset decreases or remains the same (for a call option) or increases or remains the same (for a put option). If a call or put option that an Underlying Fund purchases were allowed to expire without being sold or exercised, its premium would be a loss to an Underlying Fund. An Underlying Fund's ability to exercise or sell the options is dependent on the liquidity of the option market.
  Price Volatility Risk: The value of an Underlying Fund's investments may go up or down rapidly or unpredictably. To the extent an Underlying Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.
  Short Sale Risk: Engaging in short sales of securities that an Underlying Fund does not own subjects it to the risks associated with those securities, including price volatility risk. A security is sold short in anticipation of purchasing the same security at a later date at a lower price; however, an Underlying Fund may incur a loss if the price of the security increases between the date of the short sale and the date on which the Underlying Fund purchases the security sold short. Because there is no limit on how high the price of the security may rise, such loss is theoretically unlimited. Short sales may also incur transaction costs and borrowing fees for an Underlying Fund and subject the Underlying Fund to leverage risk because they may provide investment exposure in an amount exceeding the initial investment.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, more susceptible to liquidity risk and price volatility risk and more vulnerable to economic, market and industry changes than larger more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies.
  Small Number of Holdings Risk: Because performance is dependent on a smaller number of holdings, an Underlying Fund may be more adversely impacted by price volatility risk than funds with a greater number of holdings.
  Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular foreign currency, or in a "basket" of securities representing a certain index, or at a specific interest rate. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are required to be cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. Credit default swaps have heightened liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other sign of financial difficulty).
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and trade for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be losses in the value of an investment as asset values fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases an Underlying Fund's price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on an Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Underlying Fund from being managed as though it were a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is expected to commence operations on October 30, 2015 and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence operations on October 30, 2015 and does not have a full calendar year of performance.
Diversified Alternatives Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.96%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
1 year	rr_ExpenseExampleYear01	$ 136
3 years	rr_ExpenseExampleYear03	605
1 year	rr_ExpenseExampleNoRedemptionYear01	136
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 605

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.10% through October 31, 2016. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.